Assets Charged as Security for Liabilities and Collateral Accepted as Security for Assets - Schedule of Collateral Held as Security for Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
On-balance sheet:
Disclosure Of Assets Pledged As Security [Line Items]
Total on-balance sheet/ off-balance sheet	£ 860	£ 1,741
On-balance sheet: | Deposits by banks
Disclosure Of Assets Pledged As Security [Line Items]
Total on-balance sheet/ off-balance sheet	860	1,741
Off-balance sheet
Disclosure Of Assets Pledged As Security [Line Items]
Total on-balance sheet/ off-balance sheet	£ 14,992	£ 10,141